Financial assets and financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Apr. 01, 2020	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount of principal		$ 11,235
Carrying amount	$ 451,413,000		$ 304,767,000
Vista Argentina July,2018 Floating [member]
Disclosure of detailed information about borrowings [line items]
Bank	Banco Galicia, Banco Itáu Unibanco, Banco Santander Rio y Citibank NA
Subscription date	July, 2018
Currency	US
Amount of principal	$ 150,000,000
Interest	Floating
Rate	Libor + 4,5%
Expiration	July, 2023
Carrying amount	$ 306,199,000
Floating Percentage	45.00%
Vista Argentina July,2018 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Bank	Banco Galicia, Banco Itáu Unibanco, Banco Santander Rio y Citibank NA
Subscription date	July, 2018
Currency	US
Amount of principal	$ 150,000,000
Interest	Fixed
Expiration	July, 2023
Carrying amount	$ 306,199,000
Fixed percentage	8.00%
Vista Argentina March, 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Bank	Banco de la Ciudad de Buenos Aires
Subscription date	March, 2019
Currency	US
Amount of principal	$ 7,000,000
Interest	Fixed
Expiration	March, 2020
Carrying amount	$ 7,007,000
Vista Argentina March, 2019 Fixed [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed percentage	0.00%
Vista Argentina March, 2019 Fixed [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed percentage	7.00%
Vista Argentina July, 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Bank	Banco BBVA
Subscription date	July, 2019
Currency	US
Amount of principal	$ 15,000,000
Interest	Fixed
Expiration	July, 2022
Carrying amount	$ 15,236,000
Fixed percentage	9.40%
Vista Argentina December 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Bank	Banco BBVA
Subscription date	December 2019
Currency	ARS
Amount of principal	$ 725,000,000
Interest	Fixed
Expiration	March, 2020
Carrying amount	$ 12,496,000
Fixed percentage	62.00%
Vista Argentina December 2019 Floating [member]
Disclosure of detailed information about borrowings [line items]
Bank	Banco de Galicia y Buenos Aires S.A.
Subscription date	December 2019
Currency	ARS
Amount of principal	$ 600,000,000
Interest	Floating
Rate	Badlar + 8.2%
Expiration	March, 2021
Carrying amount	$ 10,289,000
Floating Percentage	8.25%
Vista Argentina July 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Documents	Negotiable Obligations
Subscription date	July 2019
Currency	US
Amount of principal	$ 50,000,000
Interest	Fixed
Expiration	July 2021
Carrying amount	$ 50,109,000
Fixed percentage	7.88%
Vista Argentina August 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Documents	Negotiable Obligations
Subscription date	August 2019
Currency	US
Amount of principal	$ 50,000,000
Interest	Fixed
Expiration	August 2022
Carrying amount	$ 50,077,000
Fixed percentage	8.50%